Condensed Financial Information of Registrant Prudential plc	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of Registrant Prudential plc
Condensed Financial Information of Registrant Prudential plc

Schedule II

Condensed Financial Information of Registrant Prudential plc

Profit and Loss Accounts (FRS 101 Basis)

Years ended 31 December	2018 £m	2017 £m	2016 £m
Investment income, including dividends received from subsidiary undertakings	1,605	1,757	1,413
Investment expenses and charges	(411)	(414)	(479)
Other charges:
Corporate expenditure	(259)	(217)	(212)
Foreign currency exchange gains (losses)	5	(10)	3
Profit on ordinary activities before tax	940	1,116	725
Tax credit on profit on ordinary activities	101	119	115
Profit for the financial year	1,041	1,235	840

Other comprehensive income:
Items that will not be reclassified to profit or loss
Actuarial gains recognised in respect of the defined benefit pension scheme	19	34	4
Related tax	(3)	(6)	—
	16	28	4
Total comprehensive income for the year	1,057	1,263	844

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Financial Position (FRS 101 Basis)

31 December	2018 £m	2017 £m
Fixed assets
Investments in subsidiary undertakings	10,825	10,798
Current assets
Debtors:
Amounts owed by subsidiary undertakings	5,904	4,732
Other debtors	5	5
Tax recoverable	42	40
Derivative assets	5	5
Pension asset	69	71
Cash at bank and in hand	22	143
	6,047	4,996
Liabilities: amounts falling due within one year
Commercial paper	(472)	(485)
Other borrowings	—	(600)
Derivative liabilities	(423)	(443)
Amounts owed to subsidiary undertakings	(936)	(715)
Tax payable	(10)	(10)
Deferred tax liability	(12)	(12)
Accruals and deferred income	(101)	(79)
	(1,954)	(2,344)
Net current assets	4,093	2,652
Total assets less current liabilities	14,918	13,450
Liabilities: amounts falling due after more than one year
Subordinated liabilities	(6,676)	(5,272)
Debenture loans	(517)	(549)
Other borrowings	(275)	—
	(7,468)	(5,821)
Total net assets	7,450	7,629
Capital and reserves
Share capital	130	129
Share premium	1,964	1,948
Profit and loss account	5,356	5,552
Shareholders’ funds	7,450	7,629

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Changes in Equity (FRS 101 basis)

	Share	Share	Profit and	Total
£m	capital	premium	loss account	equity

Balance at 1 January 2016	128	1,915	5,866	7,909

Total comprehensive income for the year
Profit for the year	—	—	840	840
Actuarial gains recognised in respect of the defined benefit pension scheme	—	—	4	4
Total comprehensive income for the year	—	—	844	844

Transactions with owners, recorded directly in equity
New share capital subscribed	1	12	—	13
Share based payment transactions	—	—	6	6
Dividends	—	—	(1,267)	(1,267)
Total contributions by and distributions to owners	1	12	(1,261)	(1,248)

Balance at 31 December 2016	129	1,927	5,449	7,505

Balance at 1 January 2017	129	1,927	5,449	7,505

Total comprehensive income for the year
Profit for the year	—	—	1,235	1,235
Actuarial gains recognised in respect of the defined benefit pension scheme	—	—	28	28
Total comprehensive income for the year	—	—	1,263	1,263

Transactions with owners, recorded directly in equity
New share capital subscribed	—	21	—	21
Share based payment transactions	—	—	(1)	(1)
Dividends	—	—	(1,159)	(1,159)
Total contributions by and distributions to owners	—	21	(1,160)	(1,139)
Balance at 31 December 2017	129	1,948	5,552	7,629

Balance at 1 January 2018	129	1,948	5,552	7,629
Impact of initial application of IFRS 9	—	—	(9)	(9)
Total comprehensive income for the year
Profit for the year	—	—	1,041	1,041
Actuarial gains recognised in respect of the defined benefit pension scheme	—	—	16	16
Total comprehensive income for the year	—	—	1,057	1,057

Transactions with owners, recorded directly in equity
New share capital subscribed	1	16	—	17
Share based payment transactions	—	—	—	—
Dividends	—	—	(1,244)	(1,244)
Total contributions by and distributions to owners	1	16	(1,244)	(1,227)
Balance at 31 December 2018	130	1,964	5,356	7,450

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Cash Flows (FRS 101 Basis)

Years ended 31 December	2018 £m	2017 £m	2016 £m
Operations
Net cash inflow from operating activities before interest and tax	1,399	1,534	1,621
Interest paid	(402)	(409)	(339)
Taxes received	97	121	105
Equity dividends paid	(1,244)	(1,159)	(1,267)
Net cash inflow before financing	(150)	87	120
Financing
Issue of ordinary share capital	17	21	13
Issue of borrowings	1,597	565	1,227
Repayment of borrowings	(1,034)	(751)	—
Movement in commercial paper and other borrowings to support a short-term fixed income securities program	(14)	(567)	(255)
Investment in subsidiary undertakings	(88)	—	—
Movement in net amount owed by subsidiary undertakings	(449)	764	(1,185)
Net cash inflow (outflow) from financing	29	32	(200)
Net cash inflow (outflow) for the year	(121)	119	(80)
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities
Profit on ordinary activities before tax	940	1,116	725
Add back: interest charged	418	424	371
Adjustments for non-cash items:
Fair value adjustments on derivatives	(21)	(4)	122
Pension scheme	21	11	6
Foreign currency exchange and other movements	19	(27)	404
Decrease (increase) in debtors	—	6	(8)
Increase (decrease) in creditors	22	8	1
Net cash inflow from operating activities	1,399	1,534	1,621

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Notes to the Condensed Financial Statement Schedule

31 December 2018

1Basis of preparation

The financial statements of the parent company are prepared in accordance with UK Generally Accepted Accounting Practice, including Financial Reporting Standard 101 Reduced Disclosure Framework (‘FRS 101’). In preparing these financial statements, the Company applies the recognition and measurement requirements in International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’) and endorsed by the EU but makes amendments where necessary in order to comply with the Companies Act 2006.

2Significant accounting policies

Investments in subsidiary undertakings

Investments in subsidiary undertakings are shown at cost less impairment.

Amounts owed by subsidiary undertakings

Amounts owed by subsidiary undertakings are shown at cost, less provisions. Upon the adoption of IFRS 9 in 2018, the provisions are determined using the expected credit loss approach.

Derivatives

Derivative financial instruments are held to manage certain macro-economic exposures. Derivative financial instruments are carried at fair value with changes in fair value included in the profit and loss account.

Borrowings

Borrowings are initially recognised at fair value, net of transaction costs, and subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds, net of transaction costs, is amortised through the profit and loss account to the date of maturity or, for subordinated debt, over the expected life of the instrument. Where modifications to borrowings do not result in a substantial difference to the terms of the instrument, any costs or fees incurred adjust the carrying amount of the liability and are amortised over the remaining expected life of the modified instrument.

Dividends

Interim dividends are recorded in the period in which they are paid.

Share premium

The difference between the proceeds received on issue of shares and the nominal value of the shares issued is credited to the share premium account.

Foreign currency translation

Assets and liabilities denominated in foreign currencies, including borrowings that have been used to finance or provide a hedge against Group equity investments in overseas subsidiaries, are translated at year end exchange rates. The impact of these currency translations is recorded within the profit and loss account for the year.

Tax

Current tax expense is charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year. To the extent that losses of an individual UK company are not offset in any one year, they can be carried back for one year or carried forward indefinitely to be offset against profits arising from the same company.

Deferred tax assets and liabilities are recognised in accordance with the provisions of IAS 12, ‘Income Taxes’. Deferred tax assets are recognised to the extent that it is regarded as more likely than not that future taxable profits will be available against which these losses can be utilised. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

The Group’s UK subsidiaries each file separate tax returns. In accordance with UK tax legislation, where one domestic UK company is a 75 per cent owned subsidiary of another UK company or both are 75 per cent owned subsidiaries of a common parent, the companies are considered to be within the same UK tax group. For companies within the same tax group, trading profits and losses arising in the same accounting period may be offset for the purposes of determining current and deferred taxes.

Pensions

The Company assumes a portion of the pension surplus or deficit of the Group’s main pension scheme, the Prudential Staff Pension Scheme (‘PSPS’). The Company applies the requirements of IAS 19 ‘Employee Benefits’ (as revised in 2011) for the accounting of its interest in the PSPS surplus or deficit.

A pension surplus or deficit is recorded as the difference between the present value of the scheme liabilities and the fair value of the scheme assets. The Company’s share of pension surplus is recognised to the extent that the Company is able to recover a surplus either through reduced contributions in the future or through refunds from the scheme.

The assets and liabilities of the defined benefit pension schemes of the Prudential Group are subject to a full triennial actuarial valuation using the projected unit method. Estimated future cash flows are then discounted at a high quality corporate bond yield, adjusted to allow for the difference in duration between the bond index and the pension liabilities, where appropriate, to determine their present value. These calculations are performed by independent actuaries.

The aggregate of the actuarially determined service costs of the currently employed personnel and the net income (interest) on the net scheme assets (liabilities) at the start of the period, is recognised in the profit or loss account. Actuarial gains and losses as a result of the changes in assumptions, experience variances or the return on scheme assets excluding amounts included in the net deferred benefit asset (liability) are recorded in other comprehensive income.

Share-based payments

The Group offers share award and option plans for certain key employees and a Save As You Earn (‘SAYE’) plan for all UK and certain overseas employees. The share-based payment plans operated by the Group are mainly equity-settled.

Under IFRS 2 ‘Share-based payment’, where the Company, as the parent company, has the obligation to settle the options or awards of its equity instruments to employees of its subsidiary undertakings, and such share-based payments are accounted for as equity-settled in the Group financial statements, the Company records an increase in the investment in subsidiary undertakings for the value of the share options and awards granted with a corresponding credit entry recognised directly in equity. The value of the share options and awards granted is based upon the fair value of the options and awards at the grant date, the vesting period and the vesting conditions.

3Dividends received from subsidiary undertakings

The parent company received dividends totalling £1,495 million from its consolidated subsidiary undertakings in 2018 (2017: £1,685 million; 2016: £1,318 million).

4Reconciliation from the FRS 101 parent company results to the IFRS Group results

The parent company financial statements are prepared in accordance with FRS 101 and the Group financial statements are prepared in accordance with IFRS as issued by the IASB and endorsed by the EU. At 31 December 2018, there were no differences between FRS 101 and IFRS as issued by the IASB and endorsed by the EU in terms of their application to the parent company.

The tables below provide a reconciliation between the FRS 101 parent company results and the IFRS Group results.

	2018 £m	2017 £m	2016 £m
Profit after tax
Profit for the financial year of the Company (including dividends from subsidiaries) in accordance with FRS 101 and IFRS	1,041	1,235	840
Accounting policy difference*	5	—	—
Share in the IFRS result of the Group, net of distributions to the Company†	1,964	1,154	1,081
Profit after tax of the Group attributable to shareholders in accordance with IFRS	3,010	2,389	1,921

	2018 £m	2017 £m
Net equity
Shareholders’ equity of the Company in accordance with FRS 101 and IFRS	7,450	7,629
Accounting policy difference*	14	—
Share in the IFRS net equity of the Group†	9,785	8,458
Shareholders’ equity of the Group in accordance with IFRS	17,249	16,087

*Adjustment represents difference in accounting policy for expected credit losses on loan assets, the Company has adopted IFRS 9 while the Group applies IAS 39.

†The ‘share in the IFRS result and net equity of the Group’ lines represent the parent company’s equity in the earnings and net assets of its subsidiaries and associates.

The profit for the financial year of the parent company in accordance with IFRS includes dividends received in the year from subsidiary undertakings  (note 3).

As stated in note 2, under FRS 101, the parent company accounts for its investments in subsidiary undertakings at cost less impairment. For the purpose of this reconciliation, no adjustment is made to the parent company in respect of any valuation adjustments to shares in subsidiary undertakings that would be eliminated on consolidation.

5Guarantees provided by the parent company

In certain instances the parent company has guaranteed that its subsidiaries will meet their obligations when they fall due for payment.

6Post balance sheet events

The second interim ordinary dividend for the year ended 31 December 2018, which was approved by the Board of Directors after 31 December 2018, is described in note B6 of the Group financial statements.